Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, share authorized	900,000	900,000
Common stock, shares issued	266,543	260,891
Common stock, shares outstanding	266,543	260,891
Treasury stock common shares	357	142